                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CALAMOS PARTNERS LLC
Address: 2020 Calamos Court
         Naperville, Illinois 60563

Form 13F File Number: 028-11885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph B. O'Boyle
Title: Chief Compliance Officer
Phone: (630) 245-7200

Signature, Place, and Date of Signing:


/s/ Joseph B. O'Boyle                  Naperville, Illinois     November 9, 2009
------------------------------------   ----------------------   ----------------
[Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

13FCOVER

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:         42

Form 13F Information Table Value Total:    $19,227
                                        (thousands)

13FCOVER

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
          Column 1                 Column 2         Column 3  Column 4  Column 5            Column 6  Column 7      Column 8
---------------------------- --------------------- --------- ---------- --------           ---------- -------- -----------------
                                                                           PRN                                  Voting Authority
                                                                Value    or SHS      CALL/ Investment   Other  -----------------
      Names of Issuer           Title of Class       Cusip     (x1000)   Amount       PUT  Discretion Managers  Sole Shared None
---------------------------- --------------------- --------- ---------- --------     ----- ---------- -------- ----- ------ ----
ALLIANT TECHSYSTEMS INC      CONVERTIBLE SECURITY  018804AN4        617   600000 prn       Sole         none     600           0
ALPHA NATURAL RESOURCES INC  CONVERTIBLE SECURITY  02076XAA0        592   600000 prn       Sole         none     600           0
AMERIGROUP CORP              CONVERTIBLE SECURITY  03073TAB8        361   400000 prn       Sole         none     400           0
CENTRAL EURO DISTRIBUTION CP COMMON STOCK          153435902      0.263       35 shs CALL  Sole         none      35           0
CENTRAL EURO DISTRIBUTION CP CONVERTIBLE SECURITY  153435AA0        494   590000 prn       Sole         none     590           0
CEPHALON INC                 CONVERTIBLE SECURITY  156708AR0        528   500000 prn       Sole         none     500           0
CHARLES RIVER LABORATORIES   CONVERTIBLE SECURITY  159864AB3        596   600000 prn       Sole         none     600           0
CIENA CORP                   CONVERTIBLE SECURITY  171779AE1        555   800000 prn       Sole         none     800           0
COMMSCOPE INC                CONVERTIBLE SECURITY  203372AG2        519   400000 prn       Sole         none     400           0
CONCEPTUS INC                CONVERTIBLE SECURITY  206016AA5        283   300000 prn       Sole         none     300           0
COVANTA HOLDING CORP         CONVERTIBLE SECURITY  22282EAA0        626   700000 prn       Sole         none     700           0
D R HORTON INC               CONVERTIBLE SECURITY  23331ABB4        459   400000 prn       Sole         none     400           0
ENERGY CONVERSION DEVICES    CONVERTIBLE SECURITY  292659AA7        613   830000 prn       Sole         none     830           0
EQUINIX INC                  CONVERTIBLE SECURITY  29444UAF3        211   200000 prn       Sole         none     200           0
EQUINIX INC                  CONVERTIBLE SECURITY  29444UAH9        666   500000 prn       Sole         none     500           0
FEI COMPANY                  CONVERTIBLE SECURITY  30241LAF6        645   600000 prn       Sole         none     600           0
GENERAL CABLE CORP           CONVERTIBLE SECURITY  369300AD0        595   600000 prn       Sole         none     600           0
GREAT PLAINS                 CONVERTIBLE PREFERRED
                             SECURITY              391164803        634    10000 shs       Sole         none   10000           0
HENRY SCHEIN INC             CONVERTIBLE SECURITY  806407AB8        495   400000 prn       Sole         none     400           0
HLTH CORP                    CONVERTIBLE SECURITY  94769MAG0        212   200000 prn       Sole         none     200           0
HORNBECK OFFSHORE SERVICES   CONVERTIBLE SECURITY  440543AE6        534   600000 prn       Sole         none     600           0
INFORMATICA CORP             CONVERTIBLE SECURITY  45666QAB8        375   300000 prn       Sole         none     300           0
ITRON INC                    CONVERTIBLE SECURITY  465741AJ5        246   200000 prn       Sole         none     200           0
KINROSS GOLD CORP            CONVERTIBLE SECURITY  496902AD9        649   600000 prn       Sole         none     600           0
LAWSON SOFTWARE INC          CONVERTIBLE SECURITY  52078PAA0        431   450000 prn       Sole         none     450           0
MACROVISION CORP             CONVERTIBLE SECURITY  555904AB7        782   600000 prn       Sole         none     600           0
MENTOR GRAPHICS              CONVERTIBLE SECURITY  587200AD8        293   300000 prn       Sole         none     300           0
MILLIPORE CORP               CONVERTIBLE SECURITY  601073AD1        418   400000 prn       Sole         none     400           0
MYLAN LABORATORIES INC       CONVERTIBLE SECURITY  628530AG2        394   400000 prn       Sole         none     400           0
ORBITAL SCIENCES CORP        CONVERTIBLE SECURITY  685564AN6        456   500000 prn       Sole         none     500           0
OSI PHARMACEUTICALS INC      CONVERTIBLE SECURITY  671040AF0        383   300000 prn       Sole         none     300           0
SBA COMM CORP                CONVERTIBLE SECURITY  78388JAJ5        299   300000 prn       Sole         none     300           0
SCHOOL SPECIALTY             CONVERTIBLE SECURITY  807863AL9        278   300000 prn       Sole         none     300           0
SMITHFIELD FOODS INC         CONVERTIBLE SECURITY  832248AR9        510   550000 prn       Sole         none     550           0
SPARTAN STORES               CONVERTIBLE SECURITY  846822AE4        529   700000 prn       Sole         none     700           0
SPSS INC                     CONVERTIBLE SECURITY  78462KAB8        302   250000 prn       Sole         none     250           0
SYMANTEC CORP                CONVERTIBLE SECURITY  871503AD0        318   300000 prn       Sole         none     300           0
TAKE-TWO INTER               CONVERTIBLE SECURITY  874054AA7        508   400000 prn       Sole         none     400           0
THORATEC CORP                CONVERTIBLE SECURITY  885175AB5        464   500000 prn       Sole         none     500           0
TYSON FOODS                  CONVERTIBLE SECURITY  902494AP8        532   500000 prn       Sole         none     500           0
VERISIGN INC                 CONVERTIBLE SECURITY  92343EAD4        436   500000 prn       Sole         none     500           0
WESCO INTL INC               CONVERTIBLE SECURITY  95082PAE5        393   400000 prn       Sole         none     400           0
                                                             19,226,913